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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07525

                          Pioneer Mid Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2005 through September 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                     MID CAP
                                     GROWTH
                                      FUND

                                     Annual
                                     Report

                                     9/30/06

                                 [Logo] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                        2

Portfolio Management Discussion                              4

Portfolio Summary                                            8

Prices and Distributions                                     9

Performance Update                                          10

Comparing Ongoing Fund Expenses                             14

Schedule of Investments                                     16

Financial Statements                                        22

Notes to Financial Statements                               30

Report of Independent Registered Public Accounting Firm     38

Trustees, Officers and Service Providers                    39

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------

Mature and emerging market economies around the world showed moderate improvement after a flat second quarter. The U.S. saw some resurgence of growth, which we expect to continue through the fourth quarter of 2006 and into 2007, although this growth may be slow with housing sector measures down in recent months. While inflation pressures have risen slightly in recent months, we believe the United States may now be at the end of the Fed's monetary tightening cycle. Mature economies, led by Japan, remain firm, as do European economic prospects, with strong GDP data reflecting the broad-based strength seen in crucial indicators.

U.S. economic growth was back on track after lackluster market results prior to Labor Day. Consumer spending rose with receding gas prices, just in time for the back-to-school season, which retailers now consider the second most lucrative period after the Christmas season. U.S. economic growth is in line with our projections; we anticipate U.S. GDP finishing with a level of around 3.0% for 2006.

In our view, the pace of corporate earnings growth should slow amid pressure from high raw materials costs and moderating economic growth. However, modest U.S. dollar depreciation and improving growth overseas should offer some support to U.S. earnings.

The European economy continues to improve and appears to be at its healthiest in six years, with business confidence showing improvement across sectors and consumers becoming more optimistic. While business sentiment indicators have had a tendency to over-estimate growth in recent years, their broad-based improvement across countries since 2005 is a clear sign that European economic growth should continue through 2006.

The positive long-term drivers of emerging markets remain in place: improving domestic growth and inflation stability; structural reform; debt sustainability and favorable demographics. Together, the emerging markets' current account surplus is at record highs while external debt as a percentage of GDP is at its lowest since 1991.

In summary, we think that despite the existence of some inflation pressures seen by the Federal Reserve and its counterparts in developed economies, it seems as if interest rates will remain mostly unchanged. U.S. economic growth is expected to remain positive, as

Letter

it should among the developed nations for the remainder of 2006. Any further geopolitical issues and rising energy prices could lead to deceleration, but not a derailment from the current healthy pace of economic growth, as investment is expected to remain robust, benefiting from sustained internal and international demand worldwide.

Our cautiously optimistic outlook reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06
--------------------------------------------------------------------------------

Even as a retreating housing market helped to slow the economy, stocks remained attractive to investors. In the pages that follow, co-managers Christopher M. Galizio and Stephen A. Balter describe the market background and the factors that affected performance during Pioneer Mid Cap Growth Fund's most recent fiscal year ended September 30, 2006.

Q: Please describe market conditions over the Fund's most recent fiscal year and how they affected mid-cap stocks.

A: For some time we had anticipated a slowdown in the U.S. economy, and we believe that is what is occurring now. We think the Federal Reserve was correct in erring on the side of caution by raising the Federal funds rate 17 consecutive times over the 24 months ended June 2006. We also believe that the Fed did the right thing in declining to raise short-term rates at its August and September 2006 meetings. Inflation is a concern, as is the possibility of a more severe economic slowdown. The economy seems to be at a neutral point, with certain areas such as housing more of a drag on growth than others. Surprisingly, the pullback in the housing market hasn't affected consumer spending as much as marketwatchers had feared. Corporate earnings have continued to exceed analysts' expectations, and investors have responded favorably.

Q:   How did the Fund perform within this market environment?

A: Pioneer Mid Cap Growth Fund's Class A shares had a total return of 4.03%, at net asset value, for the 12 months ended September 30, 2006. The Russell Midcap Growth Index, the Fund's benchmark, had a return of 7.03% for the same period. During the period the average return of the 605 funds in Lipper's Mid-Cap Growth category was 4.91%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   How did your investment strategy affect these results?

A: For some time, our view has been that the U.S. economy is moving away from a "cyclical" recovery such as we saw in 2003-2004, where market sectors including industrials, materials and energy performed extremely well.(1) With the economy having gone through that phase of the cycle, we believe that the best opportunities now lie within secular growth trends rather than in cyclical stocks. (By "secular," we mean trends that will come to fruition over a longer period of time, extending beyond short-term economic cycles.) These secular growth opportunities have been appearing in sectors, such as health care and technology, that we believe will benefit from long-term demographic trends or other drivers. To us, these sectors are priced more reasonably than cyclicals, and carry more attractive valuations that are more sustainable over longer periods. These secular opportunities were, in our opinion, very much undervalued by the market relative to cyclical companies during 2005. After careful evaluation, we shifted the portfolio in a secular growth direction in mid-2005, overweighting technology and health care, compared with benchmark weights, and underweighting cyclicals such as energy and basic materials.

     We believe that this secular strategy will prove out over a longer period, but our underweight to cyclicals during the fourth quarter of 2005 hurt the Fund's performance versus the benchmark as energy and industrial stocks strongly outperformed in the fourth quarter in light of soaring energy prices. However, our holdings in technology stocks during the third quarter of 2006 were a solid contributor to performance.

Q: Which individual issues were significant contributors and detractors from performance?

A: Macrovision Corp., where the Fund holds a large position, was a strong contributor over the period. In the past, the company's primary business has been the copyright protection of DVDs, i.e., inhibiting the ability to pirate disc contents. New company management in 2005 came in with a vision to expand the company's

(1) The business cycle can be defined as recurring periods of expansion and contraction in economic activity with resulting effects on growth, inflation and employment. Cyclical stocks are those from companies that are closely tied to the progress of the business cycle. Examples of cyclical industries include steel, cement, paper, machinery and autos.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/06                              (continued)
--------------------------------------------------------------------------------

     large patent protection, licensing and software installation franchise from an analog business model to being a digital "gatekeeper" on the Internet. As entertainment moves from disc form to online, Macrovision is becoming the enabler of choice for licensing, copyright protection and digital platforms with regard to Internet content. An example of this new technology is the process of giving a customer the ability to 'turn on' and 'turn off' user access to a video game for a trial period. Macrovision is partnering with Apple and Microsoft and the company's online technology is becoming embedded in many platforms. Increased usage of Macrovision's new products has led to earnings that have exceeded expectations, and the stock has been rewarded by investors.

     Detracting from performance was Par Pharmaceutical Co., Inc., a generic drug company that has recently encountered problems in attempting to transition to brand-name pharmaceuticals. Unfortunately, Par's base in the generic drug business has been falling faster in sales volume than their new branded drugs have been gaining momentum. As a consequence, the company's earnings have disappointed analysts. We continued to hold the position as of the date of this report in the belief that Par will eventually gain ground in the branded drug business.

Q: What is your outlook for the economy and for mid-cap stocks in the months ahead?

A: The past five years have been a particularly strong period for small- and mid-cap stocks (rather than large caps) across the growth and value sectors. Because we do not believe that trend is sustainable, it becomes more important to be selective within the mid-cap growth area. With the backdrop of a slowing economy we will be looking for growth companies that we feel have measurable advantages in industries, and sectors that we feel have sustainable drivers. These drivers can be demographics, or be related to the explosion of traffic on the Internet and how that trend benefits certain products and companies. Going forward, we will continue to be selective in choosing stocks for the Fund and look for companies that can benefit from sustainable secular growth.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Investing in mid-sized companies may offer the potential for higher returns, but is also subject to greater short-term price fluctuations than larger, more-established companies. The portfolio invests in REIT securities, the value of which can fall for a variety of reasons such as declines in rental income, poor property management, environmental liabilities, uninsured damage, increased competition or changes in real estate tax laws.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                              94.6%
Depositary Receipts for International Stocks     5.4%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                          22.8%
Consumer Discretionary                          20.8%
Health Care                                     19.8%
Industrials                                     13.1%
Financials                                       7.6%
Energy                                           6.5%
Consumer Staples                                 5.8%
Utilities                                        1.9%
Materials                                        1.7%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Macrovision Corp.                        3.90%
    2.   Abercrombie & Fitch Co.                  2.66
    3.   Fomento Economico Mexicano SA de C.V.    2.57
    4.   Juniper Networks, Inc.                   2.45
    5.   Cooper Companies, Inc.                   2.41
    6.   TJX Companies, Inc.                      2.39
    7.   Boston Scientific Corp.                  1.99
    8.   F5 Networks, Inc.                        1.96
    9.   Parker Hannifin Corp.                    1.88
   10.   TXU Corp.                                1.85

* This excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Mid Cap Growth Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   9/30/06   9/30/05
 -----   -------   -------
   A     $15.38    $15.34
   B     $13.04    $13.26
   C     $13.54    $13.72
   Y     $15.48    $15.37

Distributions Per Share
--------------------------------------------------------------------------------

                    10/1/05 - 9/30/06
                    -----------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
 -----   ---------   -------------   -------------
   A     $   -          $0.0964         $0.463
   B     $   -          $0.0964         $0.463
   C     $   -          $0.0964         $0.463
   Y     $   -          $0.0964         $0.463

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund at public offering price, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of September 30, 2006)

                Net Asset       Public Offering
Period         Value (NAV)         Price (POP)
10 Years         4.11%               3.50%
5 Years          6.57                5.31
1 Year           4.03               -1.97

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer
              Mid Cap          Russell Midcap
            Growth Fund         Growth Index
9/96          $ 9,425             $10,000
              $11,437             $12,964
9/98          $ 9,630             $11,749
              $11,455             $16,119
9/00          $17,174             $25,851
              $10,260             $12,469
9/02          $ 8,528             $10,536
              $11,205             $14,634
9/04          $12,098             $16,635
              $13,556             $20,540
9/06          $14,103             $21,984

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of September 30, 2006)

Period           If Held            If Redeemed
10 Years         2.83%               2.83%
5 Years          5.17                5.17
1 Year           2.66               -1.27

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer
              Mid Cap          Russell Midcap
            Growth Fund         Growth Index
9/96          $10,000             $10,000
              $11,987             $12,964
9/98          $ 9,979             $11,749
              $11,736             $16,119
9/00          $17,430             $25,851
              $10,270             $12,469
9/02          $ 8,406             $10,536
              $10,910             $14,634
9/04          $11,638             $16,635
              $12,871             $20,540
9/06          $13,213             $21,984

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of September 30, 2006)

Period           If Held            If Redeemed
10 Years         2.99%               2.99%
5 Years          5.19                5.19
1 Year           2.87                2.87

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer
              Mid Cap          Russell Midcap
            Growth Fund         Growth Index
9/96          $10,000             $10,000
              $12,107             $12,964
9/98          $10,088             $11,749
              $11,902             $16,119
9/00          $17,687             $25,851
              $10,424             $12,469
9/02          $ 8,522             $10,536
              $11,033             $14,634
9/04          $11,784             $16,635
              $13,049             $20,540
9/06          $13,423             $21,984

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Mid Cap Growth Fund, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of September 30, 2006)

Period           If Held            If Redeemed
10 Years    4.18%       4.18%
5 Years     6.71        6.71
1 Year      4.50        4.50

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer
              Mid Cap          Russell Midcap
            Growth Fund         Growth Index
9/96          $10,000             $10,000
              $12,136             $12,964
9/98          $10,218             $11,749
              $12,154             $16,119
9/00          $18,223             $25,851
              $10,887             $12,469
9/02          $ 9,049             $10,536
              $11,890             $14,634
9/04          $12,837             $16,635
              $14,412             $20,540
9/06          $15,060             $21,984

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A share. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since the fees for Class A shares are generally higher than those of Class Y shares, the performances shown for Class Y Shares prior to their inception (2/1/05) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors, All result in historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell Midcap Growth Index measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on actual returns from April 1, 2006 through September 30, 2006.

Share Class                          A             B             C             Y
------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00     $1,000.00     $1,000.00     $1,000.00
On 4/1/06

Ending Account Value             $  954.05     $  947.66     $  948.20     $  956.17
On 9/30/06

Expenses Paid During Period*     $    4.41     $   10.99     $   10.11     $    2.35

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 2.25%, 2.07% and 0.48% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2006 through September 30, 2006.

Share Class                          A             B             C             Y
------------------------------------------------------------------------------------
Beginning Account Value          $1,000.00     $1,000.00     $1,000.00     $1,000.00
On 4/1/06

Ending Account Value             $1,020.56     $1,013.79     $1,014.69     $1,022.66
On 9/30/06

 Expenses Paid During Period*    $    4.56     $   11.36     $   10.45     $    2.43

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, 2.25%, 2.07% and 0.48% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06
--------------------------------------------------------------------------------

    Shares                                                                  Value
              COMMON STOCKS - 100.0%
              Energy - 6.5%
              Coal & Consumable Fuels - 0.7%
   176,400    Massey Energy Co.                                      $  3,693,816
                                                                     ------------
              Oil & Gas Drilling - 1.7%
   211,200    Helmerich & Payne, Inc.                                $  4,863,936
   172,100    Patterson Energy, Inc.                                    4,089,096
                                                                     ------------
                                                                     $  8,953,032
                                                                     ------------
              Oil & Gas Equipment & Services - 1.7%
   199,800    BJ Services Co.*                                       $  6,019,974
    60,400    Weatherford Intl, Inc.*                                   2,519,888
                                                                     ------------
                                                                     $  8,539,862
                                                                     ------------
              Oil & Gas Exploration & Production - 1.5%
   163,000    Noble Affiliates, Inc.                                 $  7,431,170
                                                                     ------------
              Oil & Gas Refining & Marketing - 0.9%
    80,300    Tesoro Petroleum Corp.                                 $  4,655,794
                                                                     ------------
              Total Energy                                           $ 33,273,674
                                                                     ------------
              Materials - 1.7%
              Diversified Metals & Mining - 1.7%
    59,700    Freeport-McMoRan Copper & Gold, Inc. (Class B)*        $  3,179,622
    63,500    Phelps Dodge Corp.*                                       5,378,450
                                                                     ------------
                                                                     $  8,558,072
                                                                     ------------
              Total Materials                                        $  8,558,072
                                                                     ------------
              Capital Goods - 9.8%
              Aerospace & Defense - 1.8%
   121,200    L-3 Communications Holdings, Inc.*                     $  9,493,596
                                                                     ------------
              Construction & Farm Machinery & Heavy Trucks - 1.2%
   136,200    Terex Corp.*                                           $  6,158,964
                                                                     ------------
              Electrical Component & Equipment - 1.1%
   115,200    Thomas & Betts Corp.*                                  $  5,496,192
                                                                     ------------
              Industrial Machinery - 5.7%
   126,900    Dover Corp.*                                           $  6,020,136
   143,700    Ingersoll-Rand Co.*                                       5,457,726
   158,200    ITT Corp.*                                                8,110,914

16 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                  Value
              Industrial Machinery - (continued)
   124,100    Parker Hannifin Corp.*                                 $  9,646,293
                                                                     ------------
                                                                     $ 29,235,069
                                                                     ------------
              Total Capital Goods                                    $ 50,383,821
                                                                     ------------
              Commercial Services & Supplies - 0.9%
              Diversified Commercial Services - 0.9%
    60,000    The Dun & Bradstreet Corp.*                            $  4,499,400
                                                                     ------------
              Total Commercial Services & Supplies                   $  4,499,400
                                                                     ------------
              Transportation - 2.4%
              Airlines - 2.4%
   529,800    AirTran Holdings, Inc.*                                $  5,255,616
   421,800    Southwest Airlines Co.*                                   7,027,188
                                                                     ------------
                                                                     $ 12,282,804
                                                                     ------------
              Total Transportation                                   $ 12,282,804
                                                                     ------------
              Consumer Durables & Apparel - 2.8%
              Apparel, Accessories & Luxury Goods - 2.8%
   199,400    Coach, Inc.*                                           $  6,859,360
   195,700    Liz Claiborne, Inc.*                                      7,732,107
                                                                     ------------
                                                                     $ 14,591,467
                                                                     ------------
              Total Consumer Durables & Apparel                      $ 14,591,467
                                                                     ------------
              Consumer Services - 6.0%
              Casinos & Gaming - 1.0%
    80,200    Harrah's Entertainment, Inc.                           $  5,327,686
                                                                     ------------
              Education Services - 0.8%
   171,300    Career Education Corp.*                                $  3,854,250
                                                                     ------------
              Hotels, Resorts & Cruise Lines - 1.6%
   215,700    Royal Caribbean Cruises, Ltd.                          $  8,371,317
                                                                     ------------
              Restaurants - 2.6%
   187,900    Rare Hospitality International, Inc.*                  $  5,742,224
   142,200    Yum! Brands, Inc.*                                        7,401,510
                                                                     ------------
                                                                     $ 13,143,734
                                                                     ------------
              Total Consumer Services                                $ 30,696,987
                                                                     ------------

The accompanying notes are an integral part of these financial statements.    17

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06                                    (continued)
--------------------------------------------------------------------------------

    Shares                                                                  Value
              Media - 3.2%
              Advertising - 0.8%
    45,800    Omnicom Group                                          $  4,286,880
                                                                     ------------
              Broadcasting & Cable TV - 1.1%
    66,500    Liberty Media Holding Corp.*                           $  5,557,405
                                                                     ------------
              Publishing - 1.3%
   138,100    Meredith Corp                                          $  6,812,473
                                                                     ------------
              Total Media                                            $ 16,656,758
                                                                     ------------
              Retailing - 8.9%
              Apparel Retail - 8.9%
   197,000    Abercrombie & Fitch Co.                                $ 13,687,560
   132,900    American Eagle Outfitters, Inc                            5,825,007
   284,800    Chico's FAS, Inc.*                                        6,131,744
   299,722    Ross Stores, Inc.*                                        7,615,936
   438,200    TJX Companies, Inc.*                                     12,282,746
                                                                     ------------
                                                                     $ 45,542,993
                                                                     ------------
              Total Retailing                                        $ 45,542,993
                                                                     ------------
              Food & Drug Retailing - 1.7%
              Hypermarkets & Supercenters - 1.7%
   297,600    BJ'S Wholesale Club, Inc.*                             $  8,683,968
                                                                     ------------
              Total Food & Drug Retailing                            $  8,683,968
                                                                     ------------
              Food, Beverage & Tobacco - 4.1%
              Distillers & Vintners - 1.5%
   268,500    Constellation Brands, Inc.*                            $  7,727,430
                                                                     ------------
              Soft Drinks - 2.6%
   136,400    Fomento Economico Mexicano SA de C.V.*                 $ 13,222,616
                                                                     ------------
              Total Food, Beverage & Tobacco                         $ 20,950,046
                                                                     ------------
              Health Care Equipment & Services - 11.7%
              Health Care Equipment - 4.7%
   278,900    Biomet, Inc.*                                          $  8,977,791
   692,500    Boston Scientific Corp.*                                 10,242,075
   207,900    Cytyc Corp.*                                              5,089,392
                                                                     ------------
                                                                     $ 24,309,258
                                                                     ------------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                  Value
              Health Care Services - 2.5%
    90,700    DaVita, Inc.*                                          $  5,248,809
   122,000    Quest Diagnostics, Inc.*                                  7,461,520
                                                                     ------------
                                                                     $ 12,710,329
                                                                     ------------
              Health Care Supplies - 2.4%
   231,500    Cooper Companies Inc*                                  $ 12,385,250
                                                                     ------------
              Health Care Technology - 1.0%
   184,300    IMS Health, Inc.*(b)                                   $  4,909,752
                                                                     ------------
              Managed Health Care - 1.1%
   109,300    Coventry Health Care, Inc*                             $  5,631,136
                                                                     ------------
              Total Health Care Equipment & Services                 $ 59,945,725
                                                                     ------------
              Pharmaceuticals & Biotechnology - 8.2%
              Biotechnology - 3.2%
   389,300    Cubist Pharmaceuticals, Inc.*                          $  8,463,382
   242,300    Vertex Pharmaceuticals, Inc.*                             8,153,395
                                                                     ------------
                                                                     $ 16,616,777
                                                                     ------------
              Life Sciences Tools & Services - 1.3%
   149,400    Charles River Laboratories International, Inc.*        $  6,485,454
                                                                     ------------
              Pharmaceuticals - 3.7%
    81,700    Barr Laboratorie, Inc.*                                $  4,243,498
   350,783    Par Pharmaceutical Co., Inc.*(b)                          6,398,282
   240,721    Teva Pharmaceutical Industries, Ltd.*(b)                  8,206,179
                                                                     ------------
                                                                     $ 18,847,959
                                                                     ------------
              Total Pharmaceuticals & Biotechnology                  $ 41,950,190
                                                                     ------------
              Diversified Financials - 5.7%
              Asset Management & Custody Banks - 4.0%
    50,600    Affiliated Managers Group, Inc.*(b)                    $  5,065,566
   197,400    Federated Investors, Inc.                                 6,674,094
    89,200    Legg Mason, Inc.*                                         8,996,712
                                                                     ------------
                                                                     $ 20,736,372
                                                                     ------------
              Investment Banking & Brokerage - 1.7%
   360,900    E*TRADE Group, Inc.*                                   $  8,632,728
                                                                     ------------
              Total Diversified Financials                           $ 29,369,100
                                                                     ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/06                                    (continued)
--------------------------------------------------------------------------------

    Shares                                                                  Value
              Insurance - 1.9%
              Multi-Line Insurance - 1.1%
   165,800    Genworth Financial, Inc.                               $  5,804,658
                                                                     ------------
              Reinsurance - 0.8%
   127,400    Platinum Underwriter Holdings, Ltd.*                   $  3,927,742
                                                                     ------------
              Total Insurance                                        $  9,732,400
                                                                     ------------
              Software & Services - 7.7%
              Application Software - 2.9%
   162,800    Amdocs, Ltd.*                                          $  6,446,880
   251,900    Autodesk, Inc.*                                           8,761,082
                                                                     ------------
                                                                     $ 15,207,962
                                                                     ------------
              IT Consulting & Other Services - 0.9%
    82,000    CACI International, Inc.                               $  4,510,820
                                                                     ------------
              Systems Software - 3.9%
   846,100    Macrovision Corp.*                                     $ 20,044,109
                                                                     ------------
              Total Software & Services                              $ 39,762,891
                                                                     ------------
              Technology Hardware & Equipment - 8.6%
              Communications Equipment - 7.1%
   187,650    F5 Networks, Inc.*                                     $ 10,080,558
   542,500    Foundry Networks, Inc.*                                   7,133,875
   156,100    Harris Corp.                                              6,944,889
   727,800    Juniper Networks, Inc.*                                  12,576,384
                                                                     ------------
                                                                     $ 36,735,706
                                                                     ------------
              Computer Hardware - 1.5%
   527,870    Palm, Inc.*(b)                                         $  7,685,787
                                                                     ------------
              Total Technology Hardware & Equipment                  $ 44,421,493
                                                                     ------------
              Semiconductors - 6.5%
   139,400    Freescale Semiconductor, Inc.*                         $  5,304,170
   698,300    LSI Logic Corp.*                                          5,740,026
   314,500    Maxim Integrated Products*                                8,828,015
   263,200    National Semiconductor Corp.                              6,193,096
   336,800    Xilinx, Inc.                                              7,392,760
                                                                     ------------
                                                                     $ 33,458,067
                                                                     ------------
              Total Semiconductors                                   $ 33,458,067
                                                                     ------------

20 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                  Value
              Utilities - 1.9%
              Independent Power Producer & Energy Traders - 1.9%
   152,300    TXU Corp.*                                             $  9,521,796
                                                                     ------------
              Total Utilities                                        $  9,521,796
                                                                     ------------
              TOTAL COMMON STOCKS
              (Cost $494,832,116)                                    $514,281,652
                                                                     ------------
              TEMPORARY CASH INVESTMENT - 5.2%
26,671,041    Security Lending Investment Fund, 5.37%                $ 26,671,041
                                                                     ------------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $26,671,041)                                     $ 26,671,041
                                                                     ------------
              TOTAL INVESTMENT IN SECURITIES - 105.2%
              (Cost $521,503,157) (a)                                $540,952,693
                                                                     ------------
              OTHER ASSETS AND LIABILITIES - (5.2)%                  $(26,603,150)
                                                                     ------------
              TOTAL NET ASSETS - 100.0%                              $514,349,543
                                                                     ============

*    Non-Income producing security.

(a) At September 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $522,319,772 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost                                           $56,352,128
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value                                           (37,719,207)
                                                                                -----------
     Net unrealized gain                                                        $18,632,921
                                                                                -----------

(b)  At September 30, 2006, the following securities were out on loan

      Shares    Security                                                        Market Value
      48,290    Affiliated Managers Group,Inc.*                                 $ 4,834,312
     180,419    IMS Health, Inc.*                                                 4,806,362
     448,239    Palm, Inc.*                                                       6,526,360
      86,960    Par Pharmaceutical Co., Inc.*                                     1,586,150
     238,314    Teva Pharmaceutical Industries, Ltd.*                             8,124,124
                                                                                -----------
                                                                                $25,877,308
                                                                                ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2006 aggregated $511,681,994 and $566,388,514, respectively.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/06
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $25,877,308) (cost $521,503,157)                                $540,952,693
  Cash                                                                 1,367,526
  Receivables -
    Fund shares sold                                                     331,909
    Dividends, interest and foreign taxes withheld                       206,647
  Other                                                                   28,722
                                                                    ------------
     Total assets                                                   $542,887,497
                                                                    ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                         $  1,659,789
    Upon return of securities loaned                                  26,671,041
  Due to affiliates                                                      124,681
  Accrued expenses                                                        82,443
                                                                    ------------
     Total liabilities                                              $ 28,537,954
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $462,843,359
  Accumulated net realized gain on investments                        32,056,648
  Net unrealized gain (loss) on investments                           19,449,536
                                                                    ------------
     Total net assets                                               $514,349,543
                                                                    ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $453,949,901/29,515,956 shares)                 $      15.38
                                                                    ============
  Class B (based on $19,972,104/1,531,991 shares)                   $      13.04
                                                                    ============
  Class C (based on $10,858,462/802,048 shares)                     $      13.54
                                                                    ============
  Class Y (based on $29,569,076/1,910,335 shares)                   $      15.48
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($15.38 [divided by] 94.25%)                              $      16.32
                                                                    ============

22 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $5,653)               $3,459,958
  Interest                                                             197,605
  Income from securities loaned, net                                    44,362
                                                                    ----------
     Total investment income                                                         $  3,701,925
                                                                                     ------------
EXPENSES:
  Management fees
    Basic Fee                                                       $3,369,037
    Performance Adjustment                                          (1,130,572)
  Transfer agent fees and expenses
    Class A                                                            994,137
    Class B                                                            180,382
    Class C                                                             67,719
    Class Y                                                                946
  Distribution fees
    Class A                                                          1,056,028
    Class B                                                            232,767
    Class C                                                            113,153
  Administrative reimbursements                                         99,891
  Custodian fees                                                        34,574
  Registration fees                                                     42,429
  Professional fees                                                     46,728
  Printing expense                                                      53,912
  Fees and expenses of nonaffiliated trustees                           16,502
  Miscellaneous                                                         22,326
                                                                    ----------
     Total expenses                                                                  $  5,199,959
     Less fees paid indirectly                                                               (921)
                                                                                     ------------
     Net expenses                                                                    $  5,199,038
                                                                                     ------------
       Net investment loss                                                           $ (1,497,113)
                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                                   $ 43,892,975
                                                                                     ------------
  Change in net unrealized loss on investments                                       $(21,390,674)
                                                                                     ------------
    Net gain on investments                                                          $ 22,502,301
                                                                                     ------------
    Net increase in net assets resulting from operations                             $ 21,005,188
                                                                                     ============

The accompanying notes are an integral part of these financial statements.   23

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/06 and 9/30/05, respectively

FROM OPERATIONS:
Net investment loss                                                 $   (1,497,113)  $   (1,260,005)
Net realized gain on investments                                        43,892,975      102,418,309
Change in net unrealized gain (loss) on investments                    (21,390,674)     (38,193,212)
                                                                    --------------   --------------
    Net increase (decrease) in net assets resulting
     from operations                                                $   21,005,188   $   62,965,092
                                                                    --------------   --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.56 and $0.00 per share, respectively)               $  (17,966,208)  $            -
    Class B ($0.56 and $0.00 per share, respectively)                   (1,043,154)               -
    Class C ($0.56 and $0.00 per share, respectively)                     (457,496)               -
    Class Y ($0.56 and $0.00 per share, respectively)                     (749,675)               -
                                                                    --------------   --------------
     Total distributions to shareowners                             $  (20,216,533)  $            -
                                                                    --------------   --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $   54,204,971   $   35,183,354
Reinvestment of distributions                                           18,952,554                -
Cost of shares repurchased                                            (106,086,621)    (110,244,258)
                                                                    --------------   --------------
    Net decrease in net assets resulting from
     Fund share transactions                                        $  (32,929,096)  $  (75,060,904)
                                                                    --------------   --------------
    Net decrease in net assets                                      $  (11,923,908)  $  (12,095,812)
NET ASSETS:
Beginning of year                                                      546,489,984      558,585,796
                                                                    --------------   --------------
End of year                                                         $  514,349,543   $  546,489,984
                                                                    ==============   ==============
Undistributed net investment income                                 $            -   $            -
                                                                    ==============   ==============

24 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 '06 Shares     '06 Amount     '05 Shares     '05 Amount
CLASS A
Shares sold                       1,368,265    $ 21,028,238     1,487,206    $ 21,875,007
Reinvestment of distributions     1,135,329      16,870,993             -               -
Less shares repurchased          (5,822,884)    (88,565,526)   (6,399,310)    (94,028,381)
                                 ----------    ------------    ----------    ------------
    Net decrease                 (3,319,290)   $(50,666,295)   (4,912,104)   $(72,153,374)
                                 ==========    ============    ==========    ============
CLASS B
Shares sold                         339,301    $  4,492,308       346,432    $  4,413,363
Reinvestment of distributions        76,498         974,589             -               -
Less shares repurchased            (854,776)    (11,101,900)     (815,739)    (10,388,568)
                                 ----------    ------------    ----------    ------------
    Net decrease                   (438,977)   $ (5,635,003)     (469,307)   $ (5,975,205)
                                 ==========    ============    ==========    ============
CLASS C
Shares sold                         179,687    $  2,445,402       268,165    $  3,535,986
Reinvestment of distributions        31,783         419,862             -               -
Less shares repurchased            (249,688)     (3,366,520)     (428,694)     (5,651,238)
                                 ----------    ------------    ----------    ------------
    Net decrease                    (38,218)   $   (501,256)     (160,529)   $ (2,115,252)
                                 ==========    ============    ==========    ============
CLASS Y
Shares sold                       1,733,823    $ 26,239,023       346,059    $  5,358,998
Reinvestment of distributions        46,115         687,110             -               -
Less shares repurchased            (204,167)     (3,052,675)      (11,495)       (176,071)
                                 ----------    ------------    ----------    ------------
    Net increase                  1,575,771    $ 23,873,458       334,564    $  5,182,927
                                 ==========    ============    ==========    ============

The accompanying notes are an integral part of these financial statements.   25

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          9/30/06      9/30/05      9/30/04      9/30/03       9/30/02
CLASS A
Net asset value, beginning of period                      $  15.34     $  13.69     $  12.68     $   9.65      $  11.61
                                                          --------     --------     --------     --------      --------
Increase (decrease) from investment operations:
 Net investment loss                                      $  (0.03)    $  (0.02)    $  (0.06)    $  (0.05)     $  (0.06)
 Net realized and unrealized gain (loss) on investments       0.63         1.67         1.07         3.08         (1.90)
                                                          --------     --------     --------     --------      --------
  Net increase (decrease) from investment operations      $   0.60     $   1.65     $   1.01     $   3.03      $  (1.96)
Distributions to shareowners:
 Net realized gain                                           (0.56)           -            -            -             -
                                                          --------     --------     --------     --------      --------
Net increase (decrease) in net asset value                $   0.04     $   1.65     $   1.01     $   3.03      $  (1.96)
                                                          --------     --------     --------     --------      --------
Net asset value, end of period                            $  15.38     $  15.34     $  13.69     $  12.68      $   9.65
                                                          ========     ========     ========     ========      ========
Total return*                                                 4.03%       12.05%        7.97%       31.40%       (16.88)%
Ratio of net expenses to average net assets+                  0.90%        0.90%        0.90%        0.97%         0.94%
Ratio of net investment loss to average net assets+          (0.21)%      (0.14)%      (0.44)%      (0.46)%       (0.45)%
Portfolio turnover rate                                         96%         115%          98%          52%           48%
Net assets, end of period (in thousands)                  $453,950     $503,683     $516,935     $522,269      $424,613
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.90%        0.90%        0.90%        0.96%         0.93%
 Net investment loss                                         (0.21)%      (0.14)%      (0.44)%      (0.45)%       (0.44)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sale charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

26    The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          9/30/06      9/30/05      9/30/04      9/30/03      9/30/02
CLASS B
Net asset value, beginning of period                      $ 13.26      $ 11.99      $ 11.24      $  8.66      $  10.58
                                                          -------      -------      -------      -------      --------
Increase (decrease) from investment operations:
 Net investment loss                                      $ (0.24)     $ (0.20)     $ (0.24)     $ (0.16)     $  (0.25)
 Net realized and unrealized gain (loss) on investments      0.58         1.47         0.99         2.74         (1.67)
                                                          -------      -------      -------      -------      --------
  Net increase (decrease) from investment operations      $  0.34      $  1.27      $  0.75      $  2.58      $  (1.92)
Distributions to shareowners:
 Net realized gain                                          (0.56)           -            -            -             -
                                                          -------      -------      -------      -------      --------
Net increase (decrease) in net asset value                $ (0.22)     $  1.27      $  0.75      $  2.58      $  (1.92)
                                                          -------      -------      -------      -------      --------
Net asset value, end of period                            $ 13.04      $ 13.26      $ 11.99      $ 11.24      $   8.66
                                                          =======      =======      =======      =======      ========
Total return*                                                2.66%       10.59%        6.67%       29.79%       (18.15)%
Ratio of net expenses to average net assets+                 2.25%        2.16%        2.18%        2.30%         2.31%
Ratio of net investment loss to average net assets+         (1.57)%      (1.41)%      (1.72)%      (1.79)%       (1.83)%
Portfolio turnover rate                                        96%         115%          98%          52%           48%
Net assets, end of period (in thousands)                  $19,972      $26,132      $29,247      $31,392      $ 20,970
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.25%        2.15%        2.17%        2.29%         2.29%
 Net investment loss                                        (1.57)%      (1.40)%      (1.71)%      (1.78)%       (1.81)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.    27

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                                          9/30/06      9/30/05      9/30/04      9/30/03      9/30/02
CLASS C
Net asset value, beginning of period                      $ 13.72      $ 12.39      $ 11.60      $  8.96      $  10.96
                                                          -------      -------      -------      -------      --------
Increase (decrease) from investment operations:
 Net investment loss                                      $ (0.19)     $ (0.18)     $ (0.29)     $ (0.10)     $  (0.16)
 Net realized and unrealized gain (loss) on investments      0.57         1.51         1.08         2.74         (1.84)
                                                          -------      -------      -------      -------      --------
  Net increase (decrease) from investment operations      $  0.38      $  1.33      $  0.79      $  2.64      $  (2.00)
Distributions to shareowners:
 Net realized gain                                          (0.56)           -            -            -             -
                                                          -------      -------      -------      -------      --------
Net increase (decrease) in net asset value                $ (0.18)     $  1.33      $  0.79      $  2.64      $  (2.00)
                                                          -------      -------      -------      -------      --------
Net asset value, end of period                            $ 13.54      $ 13.72      $ 12.39      $ 11.60      $   8.96
                                                          =======      =======      =======      =======      ========
Total return*                                                2.87%       10.73%        6.81%       29.46%       (18.25)%
Ratio of net expenses to average net assets+                 2.07%        2.05%        1.95%        2.26%         2.56%
Ratio of net investment loss to average net assets+         (1.38)%      (1.29)%      (1.48)%      (1.75)%       (2.08)%
Portfolio turnover rate                                        96%         115%          98%          52%           48%
Net assets, end of period (in thousands)                  $10,858      $11,532      $12,405      $18,155      $  7,762
Ratios with reduction for fees paid indirectly:
 Net expenses                                                2.07%        2.04%        1.95%        2.25%         2.50%
 Net investment loss                                        (1.38)%      (1.28)%      (1.48)%      (1.74)%       (2.02)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratios with no reduction for fees paid indirectly.

28 The accompanying notes are an integral part of these financial statements.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 For the Period
                                                                  from 2/1/05
                                                                 (Commencement
                                                   Year Ended    of Operations)
                                                     9/30/06       to 9/30/05
CLASS Y
Net asset value, beginning of period                 $ 15.37        $  14.72
                                                     -------        --------
Increase from investment operations:
  Net investment income                              $  0.03        $   0.01
  Net realized and unrealized gain on investments       0.64            0.64
                                                     -------        --------
   Net increase from investment operations           $  0.67        $   0.65
Distributions to shareowners:
  Net realized gain                                    (0.56)              -
                                                     -------        --------
Net increase in net asset value                      $  0.11        $   0.65
                                                     -------        --------
Net asset value, end of period                       $ 15.48        $  15.37
                                                     =======        ========
Total return*                                           4.50%           4.42%++
Ratio of net expenses to average net assets+            0.48%           0.51%**
Ratio of net investment income to average
  net assets+                                           0.23%           0.28%**
Portfolio turnover rate                                   96%            115%++
Net assets, end of period (in thousands)             $29,569        $  5,143
Ratios with reduction for fees paid indirectly:
  Net expenses                                          0.48%           0.51%**
  Net investment income                                 0.23%           0.28%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return is not annualized for periods less than one year.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
++   Not Annualized.

The accompanying notes are an integral part of these financial statements.   29

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies
Pioneer Mid Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek capital growth by investing in a diversified portfolio consisting primarily of common stocks.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class Y shares were first publicly offered on February 1, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, and Class C shareowners, respectively. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At September 30, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are received or paid by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses, respectively. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06                              (continued)
--------------------------------------------------------------------------------

     closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At September 30, 2006, there were no open futures contracts.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

     At September 30, 2006, the Fund has reclassified $1,497,113 to decrease undistributed net investment loss and $1,497,113 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     There were no distributions paid during the year ended September 30, 2005. The tax character of distributions paid during the year ended September 30, 2006 was as follows:


--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Ordinary income                                                   $ 3,483,864
  Long-term capital gain                                             16,732,669
                                                                    -----------
    Total                                                           $20,216,533
                                                                    ===========
--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at September 30, 2006.

--------------------------------------------------------------------------------
                                                                        2006
--------------------------------------------------------------------------------
  Undistributed ordinary income                                     $17,477,854
  Undistributed long-term gain                                       15,395,409
  Unrealized appreciation                                            18,632,921
                                                                    ===========
    Total                                                           $51,506,184
                                                                    ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., Inc. (UniCredito Italiano), earned $40,802 in underwriting commissions on the sale of Class A shares during the year ended September 31, 2006.

E.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
     Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06                              (continued)
--------------------------------------------------------------------------------

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.625% of the Fund's average daily net assets. The basic fee is subject to a performance adjustment (limited to a maximum of +/-0.20% applied to average assets during the measurement period) based on the Fund's investment performance as compared with the Russell Midcap Growth Index over a rolling 36-month period. In addition, the fee is further limited on an annual basis to a maximum annualized rate adjustment of +/-0.20%

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a "ceiling" and a "floor") applied to average assets during the current month. Effective August 1, 2004 PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. For the year ended September 30, 2006, the aggregate performance adjustment resulted in a reduction to the basic fee of $1,130,572. For the year ended September 30, 2006, the management fee was equivalent to a rate of 0.42% of average daily net assets.

In addition, under the management and administrative agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2006, $17,658 was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

3.   Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $99,793 in transfer agent fees payable to PIMSS at September 30, 2006.

4.   Distribution Plan
The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $7,230 in distribution fees payable to PFD at September 30, 2006.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/06                              (continued)
--------------------------------------------------------------------------------

purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2006, CDSCs in the amount of $43,563 were paid to PFD.

5.   Commission Recapture and Expense Offset Arrangements
The Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the year ended September 30, 2006, expenses were reduced by $921 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2006, the Fund's expenses were not reduced under such arrangements.

6.   Line of Credit
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the year ended September 30, 2006, the Fund had no borrowings under this agreement.

7.   New Pronouncements
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareowners of Pioneer Mid Cap Growth Fund:

We have audited the statement of assets and liabilities of Pioneer Mid Cap Growth Fund (the "Fund"), including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Mid Cap Growth Fund at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst + Young LLP

Boston, Massachusetts
November 3, 2006

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian

Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Principal Underwriter

Pioneer Funds Distributor, Inc.

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent

Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers

The fund's Board of Trustees provides broad supervision over the fund's affairs. The officers of the fund are responsible for the fund's operations. The fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 89 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West each serves as Trustee of 37 of the 89 Pioneer Funds. The address for all Interested Trustees and all officers of the fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com and on the SEC's web site at http://www.sec.gov.

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held       Length of Service
Name and Age               With the Fund        and Term of Office
John F. Cogan, Jr. (80)*   Chairman of the      Trustee since 1982.
                           Board, Trustee and   Serves until a succes-
                           President            sor trustee is elected
                                                or earlier retirement or
                                                removal.
-------------------------------------------------------------------------

                                                                                         Other Directorships Held
Name and Age               Principal Occupation During Past Five Years                   by this Trustee
John F. Cogan, Jr. (80)*   Deputy Chairman and a Director of Pioneer Global Asset        Director of ICI Mutual
                           Management S.p.A. ("PGAM"); Non-Executive Chairman            Insurance Company;
                           and a Director of Pioneer Investment Management USA           Director of Harbor Global
                           Inc. ("PIM-USA"); Chairman and a Director of Pioneer;         Company, Ltd.
                           Chairman and Director of Pioneer Institutional Asset
                           Management, Inc. (since 2006); Director of Pioneer
                           Alternative Investment Management Limited (Dublin);
                           President and a Director of Pioneer Alternative Investment
                           Management (Bermuda) Limited and affiliated funds; Direc-
                           tor of PIOGLOBAL Real Estate Investment Fund (Russia)
                           (until June 2006); Director of Nano-C, Inc. (since 2003);
                           Director of Cole Investment Corporation (since 2004);
                           Director of Fiduciary Counseling, Inc.; President and Direc-
                           tor of Pioneer Funds Distributor, Inc. ("PFD") (until May
                           2006); President of all of the Pioneer Funds; and Of
                           Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
                           (counsel to PIM-USA and the
                           Pioneer Funds)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
                       Positions Held          Length of Service
Name and Age           With the Fund           and Term of Office
Osbert M. Hood (54)*   Trustee and Executive   Trustee since 2003.
                       Vice President          Serves until a succes-
                                               sor trustee is elected
                                               or earlier retirement or
                                               removal.
------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
                                                                                      Other Directorships Held
Name and Age           Principal Occupation During Past Five Years                    by this Trustee
Osbert M. Hood (54)*   President and Chief Executive Officer, PIM-USA since           None
                       May 2003 (Director since January 2001; Executive Vice
                       President and Chief Operating Officer from November
                       2000 - May 2003); Director of PGAM since June 2003;
                       President and Director of Pioneer since May 2003;
                       President and Director of Pioneer Institutional Asset
                       Management, Inc. since February 2006; Chairman and
                       Director of Pioneer Investment Management Shareholder
                       Services, Inc. ("PIMSS") since May 2003; Director of
                       PFD since May 2006; Director of Oak Ridge Investments,
                       L.L.C. (a registered investment adviser in which PIM-USA
                       owns a minority interest) since January 2005; Director of
                       Vanderbilt Capital Advisors, LLC (an institutional investment adviser wholly-owned by PIM-USA) since June 2006; and
                       Executive Vice President of all of the Pioneer Funds since
                       June 2003
------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held   Length of Service
Name, Age and Address          With the Fund    and Term of Office
David R. Bock (62)             Trustee          Trustee since 2005.
3050 K Street NW,                               Serves until a succes-
Washington, DC 20007                            sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------
Mary K. Bush (58)              Trustee          Trustee since 1997.
3509 Woodbine Street                            Serves until a succes-
Chevy Chase, MD 20815                           sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Trustee          Trustee since 1990.
1001 Sherbrooke Street West,                    Serves until a succes-
Montreal, Quebec, Canada                        sor trustee is elected
H3A 1G5                                         or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------

                                                                                                 Other Directorships Held
Name, Age and Address          Principal Occupation During Past Five Years                       by this Trustee
David R. Bock (62)             Senior Vice President and Chief Financial Officer, I-trax, Inc.   Director of The Enterprise
3050 K Street NW,              (publicly traded health care services company) (2001 -            Social Investment
Washington, DC 20007           present); Managing Partner, Federal City Capital Advisors         Company (privately-held
                               (boutique merchant bank) (2002 to 2004); and Executive            affordable housing
                               Vice President and Chief Financial Officer, Pedestal Inc.         finance company); and
                               (internet-based mortgage trading company) (2000 - 2002)           Director of New York
                                                                                                 Mortgage Trust (publicly
                                                                                                 traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (58)              President, Bush International (international financial            Director of Brady Corpora-
3509 Woodbine Street           advisory firm)                                                    tion (industrial identifica-
Chevy Chase, MD 20815                                                                            tion and specialty coated
                                                                                                 material products
                                                                                                 manufacturer); Director of
                                                                                                 Briggs & Stratton Co.
                                                                                                 (engine manufacturer);
                                                                                                 Director of Mortgage
                                                                                                 Guaranty Insurance
                                                                                                 Corporation; and Director
                                                                                                 of UAL Corporation
                                                                                                 (airline holding company)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (59)      Founding Director, The Winthrop Group, Inc. (consulting           None
1001 Sherbrooke Street West,   firm); and Desautels Faculty of Management, McGill
Montreal, Quebec, Canada       University
H3A 1G5
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
                                Positions Held  Length of Service
Name, Age and Address           With the Fund   and Term of Office
Thomas J. Perna (55)            Trustee         Trustee since Febru-
89 Robbins Avenue,                              ary, 2006. Serves
Berkeley Heights, NJ 07922                      until a successor
                                                trustee is elected or
                                                earlier retirement or
                                                removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (58)        Trustee         Trustee since 1982.
One Boston Place, 28th Floor,                   Serves until a succes-
Boston, MA 02108                                sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------
Stephen K. West (78)            Trustee         Trustee since 1993.
125 Broad Street,                               Serves until a succes-
New York, NY 10004                              sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------
John Winthrop (70)              Trustee         Trustee since 1985.
One North Adgers Wharf,                         Serves until a succes-
Charleston, SC 29401                            sor trustee is elected
                                                or earlier retirement or
                                                removal.
--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
                                                                                          Other Directorships Held
Name, Age and Address           Principal Occupation During Past Five Years               by this Trustee
Thomas J. Perna (55)            Private investor (2004 - present); and Senior Executive   Director of Quadriserv
89 Robbins Avenue,              Vice President, The Bank of New York (financial and       Inc. (technology products
Berkeley Heights, NJ 07922      securities services) (1986 - 2004)                        for securities lending
                                                                                          industry)
--------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (58)        President and Chief Executive Officer, Newbury, Piret &   Director of New America
One Boston Place, 28th Floor,   Company, Inc. (investment banking firm)                   High Income Fund, Inc.
Boston, MA 02108                                                                          (closed-end investment
                                                                                          company)
--------------------------------------------------------------------------------------------------------------------
Stephen K. West (78)            Senior Counsel, Sullivan & Cromwell (law firm)            Director, The Swiss
125 Broad Street,                                                                         Helvetia Fund, Inc.
New York, NY 10004                                                                        (closed-end investment
                                                                                          company)
--------------------------------------------------------------------------------------------------------------------
John Winthrop (70)              President, John Winthrop & Co., Inc. (private             None
One North Adgers Wharf,         investment firm)
Charleston, SC 29401
--------------------------------------------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                             Positions Held        Length of Service
Name and Age                 With the Fund         and Term of Office
Dorothy E. Bourassa (58)     Secretary             Since 2003. Serves
                                                   at the discretion of
                                                   the Board
---------------------------------------------------------------------------
Christopher J. Kelley (41)   Assistant Secretary   Since 2003. Serves
                                                   at the discretion of
                                                   the Board
---------------------------------------------------------------------------
Christopher P. Harvey (45)   Assistant Secretary   Since July 2006.
                                                   Serves at the
                                                   discretion of
                                                   the Board
---------------------------------------------------------------------------
Vincent Nave (61)            Treasurer             Since 2000. Serves
                                                   at the discretion of
                                                   the Board
---------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since 2004. Serves
                                                   at the discretion of
                                                   the Board
---------------------------------------------------------------------------

                                                                                           Other Directorships Held
Name and Age                 Principal Occupation During Past Five Years                   by this Officer
Dorothy E. Bourassa (58)     Secretary of PIM-USA; Senior Vice President - Legal           None
                             of Pioneer; Secretary/Clerk of most of PIM-USA's
                             subsidiaries; and Secretary of all of the Pioneer
                             Funds since September 2003 (Assistant Secretary
                             from November 2000 to September 2003)
--------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (41)   Vice President and Senior Counsel of Pioneer since July       None
                             2002; Vice President and Senior Counsel of BISYS Fund
                             Services, Inc. (April 2001 to June 2002); Senior Vice
                             President and Deputy General Counsel of Funds Distribu-
                             tor, Inc. (July 2000 to April 2001), and Assistant Secretary
                             of all of the Pioneer Funds since
                             September 2003
--------------------------------------------------------------------------------------------------------------------
Christopher P. Harvey (45)   Partner, Wilmer Cutler Pickering Hale and Dorr LLP;           None
                             and Assistant Secretary of all of the Pioneer Funds
                             since July 2006
--------------------------------------------------------------------------------------------------------------------
Vincent Nave (61)            Vice President - Fund Accounting, Administration and          None
                             Controllership Services of Pioneer; and Treasurer of
                             all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Deputy Treasurer of Pioneer since 2004; Treasurer and         None
                             Senior Vice President, CDC IXIS Asset Management
                             Services from 2002 to 2003; Assistant Treasurer and
                             Vice President, MFS Investment Management from
                             1997 to 2002; and Assistant Treasurer of all of the
                             Pioneer Funds since November 2004
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Pioneer Mid Cap Growth Fund
                            Positions Held       Length of Service     Principal Occupation                     Other Directorships
Name and Age                With the Fund        and Term of Office    During Past Five Years                   Held by this Officer
Luis I. Presutti (41)       Assistant Treasurer  Since 2000. Serves    Assistant Vice President - Fund          None
                                                 at the discretion of  Accounting, Administration and
                                                 the Board             Controllership Services of Pioneer; and
                                                                       Assistant Treasurer of all of the
                                                                       Pioneer  Funds
------------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (48)          Assistant Treasurer  Since 2002. Serves    Fund Accounting Manager - Fund           None
                                                 at the discretion of  Accounting, Administration and
                                                 the Board             Controllership Services of Pioneer; and
                                                                       Assistant Treasurer of all of the
                                                                       Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32) Assistant Treasurer  Since 2003. Serves    Fund Administration Manager - Fund       None
                                                 at the discretion of  Accounting, Administration and
                                                 the Board             Controllership Services since June 2003;
                                                                       Assistant Vice President - Mutual Fund
                                                                       Operations of State Street Corporation
                                                                       from June 2002 to June 2003 (formerly
                                                                       Deutsche Bank Asset Management); Pioneer
                                                                       Fund Accounting, Administration and
                                                                       Controllership Services (Fund Accounting
                                                                       Manager from August 1999 to May 2002);
                                                                       and Assistant Treasurer of all of the
                                                                       Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Terrence J. Cullen (45)     Chief Compliance     Since March 2006.     Chief Compliance Officer of Pioneer and  None
                            Officer              Serves at the         all of the Pioneer Funds since March
                                                 discretion of the     2006; Vice President and Senior Counsel
                                                 Board                 of Pioneer since September 2004; and
                                                                       Senior Vice President and Counsel, State
                                                                       Street Research & Management Company
                                                                       (February 1998 to September 2004)
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of the fund's investment adviser and certain of its affiliates.
The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
pioneerinvestments.com

19436-00-1106
(C)2006 Pioneer Investments
Securities offered through Pioneer Funds Distributor, Inc.,
60 State Street, Boston, MA 02109.
Underwriter of Pioneer Mutual Funds,
Member SIPC


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the annual filing of its Form N-1A, totaled approximately $30,760 in 2006 and $24,495 in 2005.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees and Other Fees
There were no fees for audit-related or other services provided to the Fund during the fiscal years ended
September 30, 2006 and 2005.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $7,515 and $6,800 in 2006 and 2005, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended September 30, 2006 and 2005, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $7,515 in 2006 and $6,800 in 2005.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Mid Cap Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2006

* Print the name and title of each signing officer under his or her signature.